Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss for the year	$ (53,382)	$ (35,774)
Adjustments for:
Depletion and amortization	109,756	70,781
Income tax (recovery) expense	(32,337)	448
Share-based compensation expense (recovery)	3,126	(1,282)
Loss on derivatives	2,834	294
Finance expenses, net	39,122	37,310
Unrealized foreign exchange (gain) loss	(15,228)	28,704
Amortization of deferred revenue	(3,437)	(3,295)
Deferred electricity repayments		(4,841)
Other operating activities	(1,199)	(160)
Net change in non-cash working capital	(6,614)	1,893
Cash provided by operating activities	42,641	94,078
Investing activities
Purchase of property, plant and equipment	(50,751)	(94,866)
Distribution of reclamation deposits	30,000
Release of restricted cash	6,200
Purchase of copper put options	(2,834)	(1,063)
Proceeds from copper put options	241	855
Investment in other financial assets		(253)
Other investing activities	213	933
Cash used for investing activities	(16,931)	(94,394)
Financing activities
Interest paid	(32,011)	(30,578)
Proceeds from equipment financings	34,013	8,943
Repayment of leases and equipment financings	(18,920)	(12,293)
Proceeds on exercise of options	176	333
Cash used for financing activities	(16,742)	(33,595)
Effect of exchange rate changes on cash and equivalents	(1,435)	(655)
Increase (decrease) in cash and equivalents	7,533	(34,566)
Cash and equivalents, beginning of year	45,665	80,231
Cash and equivalents, end of year	$ 53,198	$ 45,665